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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Nuveen Investments, Inc.
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Address:    333 W. Wacker Drive
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            Chicago, IL 60606
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 Form 13F File Number:  028-11405
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mary E. Keefe
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Title:    Managing Director, Vice President and Director of Compliance
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Phone:    312-917-7700
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Signature, Place, and Date of Signing:

/s/ Mary E. Keefe           Chicago, IL                         August 13, 2007
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[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         028-01474                  NWQ Investment Management Company, LLC
         028-02397                  Rittenhouse Asset Management, Inc.
         028-05958                  Symphony Asset Management, LLC
         028-05621                  Santa Barbara Asset Management, LLC
         028-11710                  Nuveen Asset Management
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            0
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Form 13F Information Table Value Total:           $0
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          None
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